Non-controlling interests - by instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	£ 1,223	£ 2,111	[1]	£ 6,492
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	529	1,838
Preference shares [member] | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	529	1,838
Preference shares [member] | 6.278% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	318	318
Preference shares [member] | 4.75% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	211	211
Preference shares [member] | 8.125% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	0	1,309
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	691	272
Upper Tier 2 instruments [member] | 5.03% Undated Reverse Dual Currency Subordinated Note (JPY8bn) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	39	0
Upper Tier 2 instruments [member] | 5.0% Reverse Dual Currency Subordinated (JPY12bn) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	53	0
Upper Tier 2 instruments [member] | 9% Permanent Interest Bearing Capital Bonds (GBP 100m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	40	0
Upper Tier 2 instruments [member] | 7.125% Undated Subordinated Notes (GBP 525m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	158	0
Upper Tier 2 instruments [member] | 6.125% Undated Subordinated Notes (GBP 550m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	34	0
Upper Tier 2 instruments [member] | 9.25% Perpetual Sub Notes (ex Woolwich) (GBP 150m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	£ 75	£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .